UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS EQUITY FUND

FORM N-Q

SEPTEMBER 30, 2007

LEGG MASON PARTNERS EQUITY FUND

Schedule of Investments (unaudited)	September 30, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.5%
151,300	Tenneco Inc. *	$4,691,813

Hotels, Restaurants & Leisure - 2.2%
349,530	McDonald’s Corp.	19,038,899

Household Durables - 2.8%
103,200	Fortune Brands Inc.	8,409,768
824,000	Toll Brothers Inc. *	16,471,760

	Total Household Durables	24,881,528

Media - 3.3%
226,430	EchoStar Communications Corp., Class A Shares *	10,599,188
786,670	News Corp., Class B Shares	18,400,211

	Total Media	28,999,399

Specialty Retail - 1.4%
580,030	Staples Inc.	12,464,845

	TOTAL CONSUMER DISCRETIONARY	90,076,484

CONSUMER STAPLES - 7.8%
Beverages - 1.9%
228,730	PepsiCo Inc.	16,756,760

Food & Staples Retailing - 1.1%
230,130	Wal-Mart Stores Inc.	10,045,175

Food Products - 2.1%
171,130	Kellogg Co.	9,583,280
253,570	McCormick & Co. Inc., Non Voting Shares	9,120,913

	Total Food Products	18,704,193

Household Products - 1.2%
143,330	Procter & Gamble Co.	10,081,832

Tobacco - 1.5%
192,450	Altria Group Inc.	13,381,048

	TOTAL CONSUMER STAPLES	68,969,008

ENERGY - 11.3%
Energy Equipment & Services - 2.1%
168,200	Diamond Offshore Drilling Inc.	19,055,378

Oil, Gas & Consumable Fuels - 9.2%
122,462	ConocoPhillips	10,748,490
325,630	Exxon Mobil Corp.	30,140,313
1	Louis Broussard Sealed Envelope (a)(b)	0
378,400	Newfield Exploration Co. *	18,223,744
270,880	Total SA, ADR	21,949,406

	Total Oil, Gas & Consumable Fuels	81,061,953

	TOTAL ENERGY	100,117,331

FINANCIALS - 17.9%
Capital Markets - 3.6%
87,060	Goldman Sachs Group Inc.	18,869,384
183,120	Merrill Lynch & Co. Inc.	13,052,794

	Total Capital Markets	31,922,178

Commercial Banks - 2.5%
615,960	Wells Fargo & Co.	21,940,495

Consumer Finance - 2.3%
338,770	American Express Co.	20,112,775

Diversified Financial Services - 3.1%
188,774	Bank of America Corp.	9,489,669

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS EQUITY FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
Diversified Financial Services - 3.1% (continued)
392,490	JPMorgan Chase & Co.	$17,983,892

	Total Diversified Financial Services	27,473,561

Insurance - 4.5%
329,380	AFLAC Inc.	18,787,835
112	Berkshire Hathaway Inc., Class A Shares *	13,273,120
393,800	Progressive Corp.	7,643,658

	Total Insurance	39,704,613

Thrifts & Mortgage Finance - 1.9%
131,900	Freddie Mac	7,783,419
581,800	Hudson City Bancorp Inc.	8,948,084

	Total Thrifts & Mortgage Finance	16,731,503

	TOTAL FINANCIALS	157,885,125

HEALTH CARE - 8.5%
Biotechnology - 1.0%
144,000	Genzyme Corp. *	8,922,240

Health Care Equipment & Supplies - 1.1%
169,900	Medtronic Inc.	9,584,059

Health Care Providers & Services - 1.1%
150,705	Coventry Health Care Inc. *	9,375,358

Pharmaceuticals - 5.3%
275,100	Abbott Laboratories	14,750,862
672,300	Elan Corp. PLC, ADR *	14,145,192
574,500	Schering-Plough Corp.	18,171,435

	Total Pharmaceuticals	47,067,489

	TOTAL HEALTH CARE	74,949,146

INDUSTRIALS - 14.9%
Aerospace & Defense - 2.4%
169,400	Honeywell International Inc.	10,074,218
490,800	Orbital Sciences Corp. *	10,915,392

	Total Aerospace & Defense	20,989,610

Building Products - 1.8%
700,000	Masco Corp.	16,219,000

Industrial Conglomerates - 6.5%
873,530	General Electric Co.	36,164,142
341,720	Textron Inc.	21,258,401

	Total Industrial Conglomerates	57,422,543

Machinery - 4.2%
136,200	Caterpillar Inc.	10,682,166
202,800	Illinois Tool Works Inc.	12,094,992
124,100	Parker Hannifin Corp.	13,878,103

	Total Machinery	36,655,261

	TOTAL INDUSTRIALS	131,286,414

INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 9.2%
740,900	Cisco Systems Inc. *	24,531,199
470,600	Juniper Networks Inc. *	17,228,666
504,597	Motorola Inc.	9,350,183
720,200	QUALCOMM Inc.	30,435,652

	Total Communications Equipment	81,545,700

Computers & Peripherals - 0.9%
311,900	Network Appliance Inc. *	8,393,229

See Notes to Schedule of Investments.

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LEGG MASON PARTNERS EQUITY FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
Electronic Equipment & Instruments - 1.7%
437,970	Dolby Laboratories Inc., Class A Shares *	$15,250,115

Semiconductors & Semiconductor Equipment - 4.0%
502,730	ASML Holding NV, NY Registered Shares *	16,519,708
507,500	Texas Instruments Inc.	18,569,425

	Total Semiconductors & Semiconductor Equipment	35,089,133

Software - 4.6%
235,600	Adobe Systems Inc. *	10,286,296
1,018,040	Microsoft Corp.	29,991,458

	Total Software	40,277,754

	TOTAL INFORMATION TECHNOLOGY	180,555,931

MATERIALS - 2.9%
Metals & Mining - 2.9%
626,368	Barrick Gold Corp.	25,230,103

UTILITIES - 4.4%
Electric Utilities - 1.3%
150,300	Exelon Corp.	11,326,608

Multi-Utilities - 3.1%
112,400	Dominion Resources Inc.	9,475,320
310,630	Sempra Energy	18,053,816

	Total Multi-Utilities	27,529,136

	TOTAL UTILITIES	38,855,744

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $614,061,766)	867,925,286

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 1.4%
Repurchase Agreement - 1.4%
$12,617,000	Interest in $282,678,000 joint tri-party repurchase agreement dated 9/28/07 with Merrill Lynch, Pierce, Fenner & Smith Inc., 4.750% due 10/1/07; Proceeds at maturity - $12,621,994; (Fully collateralized by various U.S. government agency obligations, 0.000% to 9.375% due 7/15/15 to 1/15/30; Market value - $12,869,361) (Cost - $12,617,000)	12,617,000

	TOTAL INVESTMENTS - 99.7% (Cost - $626,678,766#)	880,542,286
	Other Assets in Excess of Liabilities - 0.3%	2,624,175

	TOTAL NET ASSETS - 100.0%	$883,166,461

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Equity Fund (formerly known as Legg Mason Partners Equity Fund, Inc.) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), open-end management investment company. Prior to April 16, 2007, the Fund was a Maryland company, registered under the 1940 Act, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$268,271,765
Gross unrealized depreciation	(14,408,245)

Net unrealized appreciation	$253,863,520

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 29, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 29, 2007